Net Finance Income (Expense) - Summary of Net Finance Income (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of details of finance income expense [abstract]
Debt interest and charges	$ (7,388)	$ (7,764)	$ (6,858)
Foreign exchange gains (losses) and indexation charges on net debt	(4,129)	(2,507)	(3,834)
Income from investments and marketable securities (Government Bonds)	580	547	693
Financial result on net debt	(10,937)	(9,724)	(9,999)
Capitalized borrowing costs	1,976	1,729	1,773
Gains (losses) on derivatives	(64)	(111)	256
Interest income from marketable securities	24	5	25
Unwinding of discount on the provision for decommissioning costs	(762)	(662)	(231)
Other finance expenses and income, net	(622)	291	(659)
Other foreign exchange gains (losses) and indexation charges, net	490	717	394
Net finance income (expense)	(9,895)	(7,755)	(8,441)
Income	1,047	1,053	1,412
Expenses	(7,395)	(6,958)	(6,437)
Foreign exchange gains (losses) and indexation charges	(3,547)	(1,850)	(3,416)
Total	$ (9,895)	$ (7,755)	$ (8,441)